Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers, or PEOs, and our non-PEO named executive officers, or Non-PEO NEOs, and our performance for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our compensation committee evaluates compensation decisions in light of company or individual performance.

Year	Summary Compensation Table Total for First PEO ($)(1)	Summary Compensation Table Total for Second PEO ($)(1)	Compensation Actually Paid to First PEO ($)(2)(3)	Compensation Actually Paid to Second PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment based on: Total Shareholder Return ($)(4)	Net Income ($ Millions)
2025	1,426,183	1,185,639	1,272,770	538,956	873,270	805,919	10.68	(23)
2024	1,393,921	—	294,833	—	1,138,725	528,183	38.25	(41)
2023	3,015,480	—	1,356,650	—	1,202,503	117,009	92.63	(51)

(1)
Daniel R. Passeri was our PEO for 2023 and 2024 and our first PEO for 2025 in the table. Usman Azam was our second PEO for 2025. The Non-PEO NEOs were Kerri-Ann Millar and Anish Suri for 2023, Kerri-Ann Millar, Anish Suri and Matteo Levisetti for 2024, and Matteo Levisetti, Lucinda Warren and Colin Sandercock for 2025.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers during the applicable years. These amounts reflect the Summary Compensation Table Total with certain adjustments made in accordance with Item 402(v) and as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Option Awards for First PEO ($)	Inclusion of Equity Value for First PEO ($)	Compensation Actually Paid to First PEO ($)
2025	1,426,183	(336,555)	183,142	1,272,770
2024	1,393,921	(711,195)	(387,893)	294,833
2023	3,015,480	(2,407,500)	748,670	1,356,650

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Option Awards for Second PEO ($)	Inclusion of Equity Value for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2025	1,185,639	(1,042,313)	395,630	538,956
2024	—	—	—	—
2023	—	—	—	—

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	873,270	(222,277)	154,926	805,919
2024	1,138,725	(589,023)	(21,519)	528,183
2023	1,202,503	(736,514)	(348,980)	117,009

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for First PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for First PEO	Fair Value at Last Day of Prior Year Equity Awards Forfeited During Year for First PEO	Total – Inclusion of Equity Values for First PEO ($)
2025	110,289	(208,020)	50,326	230,547	—	183,142
2024	524,484	(543,213)	13,195	(382,359)	—	(387,893)
2023	1,190,794	(245,681)	247,336	(443,779)	—	748,670

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for Second PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Second PEO	Fair Value at Last Day of Prior Year Equity Awards Forfeited During Year for Second PEO	Total – Inclusion of Equity Values for Second PEO ($)
2025	395,630	—	—	—	—	395,630
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	38,404	(32,503)	13	149,012	—	154,926
2024	226,194	(157,584)	17,572	(107,701)	—	(21,519)
2023	439,267	(199,605)	88,258	(676,900)	—	(348,980)

Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the amounts set forth in the Summary Compensation Table.

(4) Assumes $100 was invested for the period starting December 31, 2022 through the end of the listed year in our common stock. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote	Daniel R. Passeri was our PEO for 2023 and 2024 and our first PEO for 2025 in the table. Usman Azam was our second PEO for 2025. The Non-PEO NEOs were Kerri-Ann Millar and Anish Suri for 2023, Kerri-Ann Millar, Anish Suri and Matteo Levisetti for 2024, and Matteo Levisetti, Lucinda Warren and Colin Sandercock for 2025.
Non-PEO NEO Average Total Compensation Amount	$ 873,270	$ 1,138,725	$ 1,202,503
Non-PEO NEO Average Compensation Actually Paid Amount	$ 805,919	528,183	117,009
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for First PEO ($)	Exclusion of Option Awards for First PEO ($)	Inclusion of Equity Value for First PEO ($)	Compensation Actually Paid to First PEO ($)
2025	1,426,183	(336,555)	183,142	1,272,770
2024	1,393,921	(711,195)	(387,893)	294,833
2023	3,015,480	(2,407,500)	748,670	1,356,650

Year	Summary Compensation Table Total for Second PEO ($)	Exclusion of Option Awards for Second PEO ($)	Inclusion of Equity Value for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2025	1,185,639	(1,042,313)	395,630	538,956
2024	—	—	—	—
2023	—	—	—	—

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	873,270	(222,277)	154,926	805,919
2024	1,138,725	(589,023)	(21,519)	528,183
2023	1,202,503	(736,514)	(348,980)	117,009

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for First PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for First PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for First PEO	Fair Value at Last Day of Prior Year Equity Awards Forfeited During Year for First PEO	Total – Inclusion of Equity Values for First PEO ($)
2025	110,289	(208,020)	50,326	230,547	—	183,142
2024	524,484	(543,213)	13,195	(382,359)	—	(387,893)
2023	1,190,794	(245,681)	247,336	(443,779)	—	748,670

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for Second PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Second PEO	Fair Value at Last Day of Prior Year Equity Awards Forfeited During Year for Second PEO	Total – Inclusion of Equity Values for Second PEO ($)
2025	395,630	—	—	—	—	395,630
2024	—	—	—	—	—	—
2023	—	—	—	—	—	—

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Outstanding and Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Outstanding and Unvested Equity Awards Granted in any Prior Year for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards Granted in any Prior Year that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	38,404	(32,503)	13	149,012	—	154,926
2024	226,194	(157,584)	17,572	(107,701)	—	(21,519)
2023	439,267	(199,605)	88,258	(676,900)	—	(348,980)

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEOs and Average Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEOs and Average Non-PEO NEO Compensation Actually Paid and Net Loss

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average Compensation Actually Paid to our Non-PEO NEOs, and our Net Loss during the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 10.68	38.25	92.63
Net Income (Loss)	$ (23,000,000)	(41,000,000)	(51,000,000)
Additional 402(v) Disclosure
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers during the applicable years. These amounts reflect the Summary Compensation Table Total with certain adjustments made in accordance with Item 402(v) and as described in footnote 3 below.

Daniel R. Passeri [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,426,183	1,393,921	3,015,480
PEO Actually Paid Compensation Amount	$ 1,272,770	$ 294,833	$ 1,356,650
PEO Name	Daniel R. Passeri	Daniel R. Passeri	Daniel R. Passeri
Usman Azam [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,185,639	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 538,956	0	0
PEO Name	Usman Azam
PEO | Daniel R. Passeri [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 183,142	(387,893)	748,670
PEO | Daniel R. Passeri [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,289	524,484	1,190,794
PEO | Daniel R. Passeri [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(208,020)	(543,213)	(245,681)
PEO | Daniel R. Passeri [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,326	13,195	247,336
PEO | Daniel R. Passeri [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	230,547	(382,359)	(443,779)
PEO | Daniel R. Passeri [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Daniel R. Passeri [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(336,555)	(711,195)	(2,407,500)
PEO | Usman Azam [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	395,630	0	0
PEO | Usman Azam [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	395,630	0	0
PEO | Usman Azam [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Usman Azam [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Usman Azam [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Usman Azam [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Usman Azam [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,042,313)	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,926	(21,519)	(348,980)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,404	226,194	439,267
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,503)	(157,584)	(199,605)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13	17,572	88,258
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	149,012	(107,701)	(676,900)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (222,277)	$ (589,023)	$ (736,514)